Stock Options and Grants (Details) - Employee Stock Option [Member] - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Outstanding, Beginning balance		15,425,001	15,425,001	15,425,001
Shares Granted	295,051
Shares Exercised
Shares Cancelled		(15,425,001)
Shares Outstanding, Ending balance				15,425,001
Weighted Average Fair Value Per Share, Beginning balance		$ 0.07	$ 0.07	$ 0.07
Weighted Average Fair Value Per Share, Granted	1.25
Weighted Average Fair Value Per Share, Exercised
Weighted Average Fair Value Per Share, Cancelled		(0.07)
Weighted Average Fair Value Per Share, Ending balance				0.07
Weighted Average Exercise Price Per Share, Beginning balance		0.30	$ 0.30	0.30
Weighted Average Exercise Price Per Share, Granted	$ 3.00
Weighted Average Exercise Price Per Share, Exercised
Weighted Average Exercise Price Per Share, Cancelled		(0.30)
Weighted Average Exercise Price Per Share, Ending balance				$ 0.30
Weighted Average Remaining Terms (in years), Beginning balance				8 years
Aggregate Intrinsic Value, Begining balance				$ 112,500
Successor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Outstanding, Beginning balance
Shares Outstanding, Ending balance	295,051		295,051
Shares Exercisable	128,299		128,299
Weighted Average Fair Value Per Share, Beginning balance
Weighted Average Fair Value Per Share, Ending balance	$ 1.25		$ 1.25
Weighted Average Fair Value Per Share, Exercisable	1.25		1.25
Weighted Average Exercise Price Per Share, Cancelled	3.00
Weighted Average Exercise Price Per Share, Exercisable	$ 3.00		$ 3.00
Weighted Average Remaining Terms (in years), Ending balance	9 years 10 months 10 days
Weighted Average Remaining Terms (in years), Exercisable	9 years 10 months 10 days
Aggregate Intrinsic Value, Ending balance
Aggregate Intrinsic Value, Exercisable
Predecessor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Outstanding, Beginning balance		15,425,001	15,425,001	15,425,001
Shares Outstanding, Ending balance				15,425,001
Shares Exercisable				13,729,168
Weighted Average Fair Value Per Share, Beginning balance		$ 0.07	$ 0.07	$ 0.07
Weighted Average Fair Value Per Share, Ending balance				0.07
Weighted Average Fair Value Per Share, Exercisable				0.11
Weighted Average Exercise Price Per Share, Beginning balance		0.30	$ 0.30	0.30
Weighted Average Exercise Price Per Share, Ending balance				0.30
Weighted Average Exercise Price Per Share, Exercisable				$ 0.31
Weighted Average Remaining Terms (in years), Beginning balance				8 years
Weighted Average Remaining Terms (in years), Exercisable				7 years
Aggregate Intrinsic Value, Begining balance				$ 112,500
Aggregate Intrinsic Value, Ending balance
Aggregate Intrinsic Value, Exercisable